Supplement, dated January 18, 2008,
                  to the Prospectuses, dated February 1, 2007,
                                       for
                      Seligman Core Fixed Income Fund, Inc.
                                  (the "Fund")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Prospectuses.

The fourth paragraph under the caption entitled "Portfolio Management" on pages 10 and 11 of the Fund's Prospectuses is hereby deleted in its entirety.

                       Supplement, dated January 18, 2008,
       to the Statement of Additional Information, dated February 1, 2007, for
                      Seligman Core Fixed Income Fund, Inc.
                                  (the "Fund")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in the Fund's Statement of Additional Information ("SAI").

The information relating to Mr. Paul J. Pertusi contained under the caption entitled "Portfolio Managers" which begins on page 26 of the SAI is hereby deleted in its entirety.